Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On January 15, 2026, the Company granted 331,000 of
non-vested
restricted shares under the Plan to the Company’s CEO and
non-executive
members of Board of Directors of the Company. The fair value of each share granted was $7.89 which is equal to the market value of the Company’s common stock on that day. 50% of these shares vest on January 15, 2027 and the remaining 50% vest on January 15, 2028.
On January 15, 2026, the Company granted options to acquire up to 113,000 shares of common stock at an exercise price of $7.89 per share under the Plan to the Company’s CEO and non-executive
members of Board of Directors of the Company. 50% of these o pti
ons vest on January 15, 2027 and the remaining 50% vest on January 15, 2028. These options expire on January 15, 2036.
On March 6, 2026, the Company entered into an agreement to sell the vessel Eco Royalty to a third party for a price of $10.7 million. This vessel had a net book value of $10.9 million at December 31, 2025. The vessel is expected to be delivered to its new owners during the third quarter of 2026.
On March 16, 2026, the vessel Eco Invictus was delivered to its new owners.